U.S. SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 24F-2
   ANNUAL NOTICE OF SECURITES SOLD
  PURSUANT TO RULE 24F-2

READ INSTRUCTIONS AT END OF FORM BEFORE PREPARING FORM.

 1.  Name and address of issuer:

iShares Trust
400 Howard Street
San Francisco, CA  94105

 2.  The name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or
      classes):                                                                             [     ]

iShares 0-5 Year High Yield Corporate Bond ETF
iShares 0-5 Year Investment Grade Corporate Bond ETF
iShares 0-5 Year TIPS Bond ETF
iShares 1-3 Year International Treasury Bond ETF
iShares Aaa – A Rated Corporate Bond ETF
iShares B – Ca Rated Corporate Bond ETF
iShares Baa – Ba Rated Corporate Bond ETF
iShares CMBS ETF
iShares Convertible Bond ETF
iShares Core 1-5 Year USD Bond ETF
iShares Core Total USD Bond Market ETF
iShares Core U.S. Treasury Bond ETF
iShares Currency Hedged International High Yield Bond ETF
iShares Financials Bond ETF
iShares Floating Rate Bond ETF
iShares Global Inflation-Linked Bond ETF
iShares GNMA Bond ETF
iShares iBonds Dec 2016 Corporate ETF
iShares iBonds Dec 2017 Corporate ETF
iShares iBonds Dec 2018 Corporate ETF
iShares iBonds Dec 2019 Corporate ETF
iShares iBonds Dec 2020 Corporate ETF
iShares iBonds Dec 2021 AMT-Free Muni Bond ETF
iShares iBonds Dec 2021 Corporate ETF
iShares iBonds Dec 2022 AMT-Free Muni Bond ETF
iShares iBonds Dec 2022 Corporate ETF
iShares iBonds Dec 2023 Corporate ETF
iShares iBonds Dec 2024 Corporate ETF
iShares iBonds Dec 2025 Corporate ETF
iShares iBonds Mar 2016 Corporate ETF
iShares iBonds Mar 2016 Corporate ex-Financials ETF
iShares iBonds Mar 2018 Corporate ETF
iShares iBonds Mar 2018 Corporate ex-Financials ETF
iShares iBonds Mar 2020 Corporate ETF
iShares iBonds Mar 2020 Corporate ex-Financials ETF
iShares iBonds Mar 2023 Corporate ETF

iShares iBonds Mar 2023 Corporate ex-Financials ETF
iShares Industrials Bond ETF
iShares International Inflation-Linked Bond ETF
iShares International Treasury Bond ETF
iShares J.P. Morgan USD Emerging Markets Bond ETF
iShares TIPS Bond ETF
iShares Treasury Floating Rate Bond ETF
iShares Utilities Bond ETF
iShares Yield Optimized Bond ETF

 3.  Investment Company Act File Number:  811-09729

      Securities Act File Number:  333-92935

 4(a).  Last day of fiscal year for which this Form is filed:  10/31/15

 4(b).  [    ] Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer’s fiscal year).  (See
            Instruction A.2)

NOTE: IF THE FORM IS BEING FILED LATE, INTEREST MUST BE PAID ON THE
REGISTRATION FEE DUE.

 4(c).  [    ] Check box if this is the last time the issuer will be filing this Form.

 5.  Calculation of registration fee:

     (i)   Aggregate sale price of securities sold
             during the fiscal year pursuant to
             section 24(f):                                                                                                $10,763,886,771

     (ii)  Aggregate price of securities redeemed
             or repurchased during the fiscal year:                                                      $7,134,352,470

     (iii)  Aggregate price of securities redeemed
              or repurchased during any PRIOR fiscal
              year ending no earlier than October 11,
              1995 that were not previously used to
              reduce registration fees payable to
              the Commission:                                                                                           $4,305,558,139

     (iv)   Total available redemption credits
               [add Items 5(ii) and 5(iii)]:                                                                           $11,439,910,609

     (v)    Net sales -- if Item 5(i) is greater
              than Item 5(iv) [subtract Item 5(iv)
              from Item 5(i)]:                                                                                               $0.00

     (vi)  Redemption credits available for use
              in future years -- if Item 5(i) is
              less than Item 5(iv) [subtract Item
              5(iv) from Item 5(i)]:                                                                                      $676,023,838

     (vii)  Multiplier for determining registration
               fee (See Instruction C.9):                                                                             x  .00010070

     (viii) Registration fee due [multiply Item 5(v)
               by Item 5(vii)] (enter “0” if no fee
               is due):                                                                                                             = $0.00

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 6.  Prepaid Shares

       If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units)
       deducted here:  $_0__.  If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here:  $_0__.

 7.  Interest due -- if this Form is being filed more than 90 days after the
      end of the issuer’s fiscal year (see Instruction D):                                             N/A

 8.  Total of the amount of the registration fee due plus any interest due
      [line 5(viii) plus line 7]:                                                                                           = $0.00

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 9.  Date the registration fee and any interest payment was sent to the
      Commission’s lockbox depository:

N/A

CIK: 0001100663

      Method of Delivery:

[X]  Wire Transfer
[   ]  Mail or other means

SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title)*

/s/ Brian J. Hall
Brian J. Hall
Assistant Treasurer

Date:  January 26, 2016

*Please print the name and title of the signing officer below the signature.